Defined Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Defined Benefit Plans
(7)	Defined Benefit Plans

Mid Penn has an unfunded noncontributory defined benefit retirement plan for directors. The plan provides defined benefits based on years of service. In addition, Mid Penn sponsors a defined benefit health care plan that provides post-retirement medical benefits and life insurance to qualifying full-time employees. These health care and life insurance plans are noncontributory. A December 31 measurement date for the plans is used.

The components of net periodic benefit costs from these defined benefit plans are as follows:

	Three Months Ended June 30,
(Dollars in thousands)	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Service cost	$9	$8	$1	$1
Interest cost	11	11	5	5
Amortization (accretion) of prior service cost	4	8	(6)	6

Net periodic benefit cost	$24	$27	$—	$12

	Six Months Ended June 30,
(Dollars in thousands)	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Service cost	$18	$17	$2	$2
Interest cost	22	23	10	11
Amortization (accretion) of prior service cost	7	25	(12)	91

Net periodic benefit cost	$47	$65	$—	$104

Director's Retirement Plan [Member]
Defined Benefit Plans
(15)	Postretirement Benefit Plans

Mid Penn has an unfunded noncontributory defined benefit Plan for directors. The Plan provides defined benefits based on years of service.

Mid Penn also has other postretirement benefit Plans covering certain full-time employees. These health care and life insurance Plans are noncontributory.

The significant aspects of each Plan are as follows:

(a)	Health Insurance

For full-time employees who retire at age 55 or later, after completion of at least 20 years of service, Mid Penn will reimburse up to $5,000 in premiums for major medical insurance for a period ending on the earlier of the date the participant obtains other employment where major medical coverage is available or the date of the participant’s death; however, in all cases payment of medical premiums by Mid Penn will not exceed five years. If the retiree becomes eligible for Medicare within the five-year period beginning on his/her retirement date, the Bank will reimburse up to $5,000 in premiums for Medicare Advantage or a similar supplemental coverage. After the five-year period has expired, all Mid Penn paid benefits cease; however, the retiree may continue coverage through the Bank at his/her own expense. This Plan was amended in 2008 to encompass only those employees that had achieved ten years of full-time continuous service to Mid Penn as of January 1, 2008. Employees hired after that date and those that had not achieved the service requirements are not eligible for the Plan.

(b)	Life Insurance

For full-time employees who retire at age 55 or later, after completion of at least 20 years of service, Mid Penn will provide term life insurance. The amount of coverage prior to age 65 will be three times the participant’s annual salary at retirement or $50,000, whichever is less. After age 65, the life insurance coverage amount will decrease by 10% per year, subject to a minimum amount of $5,000.

(c)	Directors’ Retirement Plan

Mid Penn has an unfunded defined benefit retirement Plan for directors with benefits based on years of service. The adoption of this Plan generated unrecognized prior service cost of $274,000, which is being amortized over the expected future years of service of active directors. The unamortized balance at December 31, 2016, was $43,000.

Health and Life

The following tables provide a reconciliation of the changes in the Plan’s health and life insurance benefit obligations and fair value of Plan assets for the years ended December 31, 2016 and 2015, and a statement of the funded status at December 31, 2016 and 2015.

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligations:
Benefit obligations, January 1	$572	$861
Service cost	4	13
Interest cost	23	32
Change in experience	2	(24)
Change in assumptions	13	(4)
Change due to plan amendment	—	(244)
Benefit payments	(74)	(62)

Benefit obligations, December 31	$540	$572

Change in fair value of plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	74	62
Benefit payments	(74)	(62)

Fair value of plan assets, December 31	$—	$—
Funded status at year end	$(540)	$(572)

Mid Penn has capped the benefit to future retirees under its post-retirement health benefit plan. Employees who had achieved ten years of service as of January 1, 2008 and subsequently retire after at least 20 years of service are eligible for reimbursement of major medical insurance premiums up to $5,000, if the employee has not yet reached age 65. Upon becoming eligible for Medicare, Mid Penn will reimburse up to $5,000 in premiums for Medicare Advantage or a similar supplemental coverage. The maximum reimbursement period will not exceed five years regardless of retirement age and will end upon the participant obtaining other employment where major medical coverage is available or the participant’s death.

The amount recognized in the consolidated balance sheet at December 31, 2016 and 2015, is as follows:

(Dollars in thousands)	2016	2015
Accrued benefit liability	$540	$572

The amounts recognized in accumulated other comprehensive (loss) income consist of:

	December 31,
(Dollars in thousands)	2016	2015
Net gain, pretax	$(31)	$(47)
Net prior service cost, pretax	(209)	(244)

The accumulated benefit obligation for health and life insurance plans was $540,000 and $572,000 at December 31, 2016 and 2015, respectively.

There will be $34,898 in estimated prior service costs amortized from accumulated other comprehensive income into net periodic benefit cost during 2017.

The components of net periodic postretirement (income) benefit cost for 2016, 2015 and 2014 are as follows:

(Dollars in thousands)	2016	2015	2014
Service cost	$4	$13	$13
Interest cost	23	32	38
Amortization of prior service cost	(35)	—	(1)

Net periodic postretirement (income) benefit cost	$(8)	$45	$50

Assumptions used in the measurement of Mid Penn’s benefit obligations at December 31, 2016 and 2015 are as follows:

	2016	2015
Weighted-average assumptions:
Discount rate	4.00%	4.25%
Rate of compensation increase	3.00%	3.25%

Assumptions used in the measurement of Mid Penn’s net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Weighted-average assumptions:
Discount rate	4.25%	4.00%	4.75%
Rate of compensation increase	3.25%	3.00%	3.75%

Assumed health care cost trend rates at December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Health care cost trend rate assumed for next year	6.00%	5.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Year that the rate reaches the ultimate trend rate	2018	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care Plans. At December 31, 2016, a one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
(Dollars in thousands)	Increase	Decrease
Effect on total of service and interest cost	$—	$—
Effect on accumulated postretirement benefit obligation	3	3

Mid Penn expects to contribute $73,000 to its life and health benefit Plans in 2017. The following table shows the estimated benefit payments for future periods.

(Dollars in thousands)
1/1/2017 to 12/31/2017	$73
1/1/2018 to 12/31/2018	64
1/1/2019 to 12/31/2019	61
1/1/2020 to 12/31/2020	56
1/1/2021 to 12/31/2021	30
1/1/2022 to 12/31/2026	156

Retirement Plan

The following tables provide a reconciliation of the changes in the directors’ defined benefit Plan’s benefit obligations and fair value of Plan assets for the years ended December 31, 2016 and 2015 and a statement of the status at December 31, 2016 and 2015. This Plan is unfunded.

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligations:
Benefit obligations, January 1	$1,150	$1,186
Service cost	34	33
Interest cost	46	45
Actuarial gain	(13)	(8)
Change in assumptions	(4)	(16)
Benefit payments	(91)	(90)

Benefit obligations, December 31	$1,122	$1,150

Change in fair value of plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	91	90
Benefit payments	(91)	(90)

Fair value of plan assets, December 31	$—	$—
Funded status at year end	$(1,122)	$(1,150)

Amounts recognized in the consolidated balance sheet at December 31, 2016 and 2015 are as follows:

(Dollars in thousands)	2016	2015
Accrued benefit liability	$1,122	$1,150

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	December 31,
(Dollars in thousands)	2016	2015
Net prior service cost, pretax	$43	$64
Net loss, pretax	60	77

The accumulated benefit obligation for the retirement Plan was $1,122,000 at December 31, 2016 and $1,150,000 at December 31, 2015.

The estimated prior service costs that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2017 is $21,525.

The components of net periodic retirement cost for 2016, 2015 and 2014 are as follows:

(Dollars in thousands)	2016	2015	2014
Service cost	$34	$33	$33
Interest cost	46	45	51
Amortization of prior-service cost	22	22	22

Net periodic retirement cost	$102	$100	$106

Assumptions used in the measurement of Mid Penn’s benefit obligations at December 31, 2016 and 2015 are as follows:

	2016	2015
Weighted-average assumptions:
Discount rate	4.00%	4.25%
Change in consumer price index	2.00%	2.25%

Assumptions used in the measurement of Mid Penn’s net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Weighted-average assumptions:
Discount rate	4.25%	4.00%	4.75%
Change in consumer price index	2.25%	2.25%	2.75%

Mid Penn expects to contribute $94,000 to its retirement Plan in 2017. The following table shows the estimated benefit payments for future periods.

(Dollars in thousands)
1/1/2017 to 12/31/2017	$94
1/1/2018 to 12/31/2018	96
1/1/2019 to 12/31/2019	96
1/1/2020 to 12/31/2020	98
1/1/2021 to 12/31/2021	108
1/1/2022 to 12/31/2026	464

The Bank is the owner and beneficiary of insurance policies on the lives of certain officers and directors, which informally fund the retirement plan obligation. The aggregate cash surrender value of these policies was $3,834,000 and $3,764,000 at December 31, 2016 and 2015, respectively.